SEMIANNUAL REPORT  MARCH 31, 2001

Cash Accumulation Trust/
Liquid Assets Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Liquid Assets Fund (the Fund)--one of two series of Cash Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

            (GRAPH)
        www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                     As of 3/31/01

                                    7-Day         Net Asset        Weighted Avg.    Net Assets
                                 Current Yld     Value (NAV)        Mat. (WAM)      (Millions)
Liquid Assets Fund                  5.16%           $1.00             46 Days          $533
iMoneyNet, Inc.(1st & 2nd Tier-
General Purpose-Retail) Average*    4.60%           $1.00             55 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. (1st & 2nd Tier-General Purpose-Retail) Average category as of March 27, 2001, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money Market Fund

                        (GRAPH)
                                              1

(LOGO)                          May 11, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended March 31, 2001 underscore the importance of having a diversified portfolio of investments. A money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that might help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet. Not surprisingly, this shift occurred during a time of heightened economic uncertainty in which the Federal Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of various money market securities, the Money Market sector team made decisions that helped the Fund realize a higher seven-day current yield than its benchmark iMoneyNet Average throughout the reporting period. The Fund also maintained its $1 per share NAV. We discuss conditions in the money markets and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust        Liquid Assets Fund

      Semiannual Report   March 31, 2001

INVESTMENT ADVISER'S REPORT

Two of the most important developments that affected the money markets during our fiscal half-year that began October 1, 2000 were the Fed's efforts to prevent an economic downturn in the United States and a sell-off in stocks that sent many investors seeking refuge in money market funds.

Early in our reporting period, the Fed initially held short-term interest rates steady due to continued evidence that its most recent round of rate hikes was slowing economic growth to a more sustainable pace. Although the central bank still maintained its bias in favor of hiking rates, many investors believed there would be no further rate increases during this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

MONEY MARKETS RALLIED
As it turned out, the economy weakened dramatically in the autumn of 2000, dragged down by previous rate hikes, higher energy prices, and stock market turbulence. Deteriorating economic conditions fueled speculation that the Fed might cut rates to stimulate the economy, which drove yields on money market securities lower (and their prices higher).

During the autumn, we primarily bought securities maturing in three months and six months because there was scant difference between their yields and yields on one-year securities. Our purchases allowed the Fund's weighted average maturity (WAM) to remain longer than that of the average comparable fund, as measured by iMoneyNet, early in our reporting period. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a fund.) Having a longer-than-average WAM helped the Fund's yield remain higher for a longer time as money market yields declined later in our fiscal half-year.
                                              3

Cash Accumulation Trust         Liquid Assets Fund

        Semiannual Report    March 31, 2001

SHIFTING TO A BIAS IN FAVOR OF CUTTING RATES
The trend toward lower money market yields accelerated in late December 2000 after the Fed announced it was considering reducing short-term rates to revitalize the flagging economy. In reaction to this news, yields on securities maturing in one year slid sharply below yields on three-month securities. This anomaly is known as an inverted money market yield curve. The abnormal shape of the money market yield curve led us to invest primarily in securities maturing in three months or less. These purchases, which extended the Fund's WAM, worked well because of the relatively unattractive yields on six-month and one-year securities. Our strategy was to buy three-month securities during brief periods in the first quarter of 2001 when money market yields edged higher because the trend toward lower yields had temporarily become overdone.

Despite the Fed's previous announcement, financial markets were still surprised on January 3, 2001 when the central bank moved between its regularly scheduled meetings and lowered the federal funds rate (what U.S. banks charge each other for overnight loans) by one-half of a percentage point to 6.00%. The Fed reduced the federal funds rate by the same amount on January 31 and March 20, which, taken together, left the rate at 5.00%. The rate cuts drove money market yields lower, as did investors pouring cash into money market funds amid the deepening woes in the stock market. By late March, total assets in U.S. money market funds had topped $2 trillion for the first time in history, according to the Money Fund Report.

LOOKING AHEAD
The Fed surprised investors again by lowering the federal funds rate to 4.50% on April 18. We expect another half-point rate cut when the Fed meets on May
15. The full effect of the central bank's latest moves will not be felt by the economy for months. However, recent reports showing resiliency in the consumer, housing, and auto sectors point to a potential pick-up in the economy late in the year. If data in coming months indicates that a nascent economic recovery is underway, the Fed may decide sooner rather than later to stop easing monetary policy.

Cash Accumulation Trust/Liquid Assets Fund Management Team

Cash Accumulation Trust       Liquid Assets Fund

       Semiannual Report    March 31, 2001

Financial
  Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  5.1%
              Bank One Corp.
 $  10,000    5.11%, 6/6/01(b)                                      $    10,000,776
              Comerica Bank
     3,000    5.29%, 4/6/01                                               3,000,044
              Royal Bank Of Canada
     7,100    4.94%, 6/28/01                                              7,014,264
              US Bank, NA
     7,000    5.09%, 4/20/01(b)                                           7,004,162
                                                                    ---------------
                                                                         27,019,246
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  0.2%
              First Union National Bank
     1,000    5.51%, 5/1/01(b)                                              999,765
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  7.7%
              Abbey National Treasury Services PLC
     2,000    5.29%, 5/22/01                                              2,000,798
              Alliance & Leicester PLC
     5,000    5.58%, 4/23/01                                              5,000,000
              Citibank, NA
     5,000    6.10%, 7/3/01                                               5,000,878
              Commerzbank AG
     7,000    6.61%, 4/2/01                                               7,000,016
     5,000    6.675%, 4/12/01                                             5,000,234
              Kbc Bank NV
     3,000    5.38%, 7/26/01                                              3,000,992
              Landesbank Baden-Wurttemberg
     3,000    5.77%, 4/9/01                                               3,000,104
              Merita Bank PLC
     6,000    4.79%, 6/25/01                                              5,999,815
              Norddeutsche Landesbank
     5,000    5.53%, 4/26/01                                              4,999,923
                                                                    ---------------
                                                                         41,002,760

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  16.6%
              Banca Intesa SpA
 $   5,000    4.97%, 6/15/01                                        $     5,000,103
     4,272    6.15%, 6/25/01                                              4,273,322
              Bank of Scotland
     5,000    7.13%, 6/29/01                                              4,999,424
              Canadian Imperial Bank of Commerce
     5,000    7.30%, 5/14/01                                              5,000,000
    13,000    5.01%, 6/1/01                                              13,000,000
              Commerzbank AG
    12,000    5.76%, 4/9/01                                              12,000,026
              Deutsche Bank AG
    19,000    5.80%, 4/5/01                                              19,000,000
              Dexia Bank
     9,000    5.02%, 6/8/01                                               9,000,000
              Landesbank Baden-Wurttemberg
     5,000    5.02%, 6/5/01                                               5,000,000
     2,000    5.38%, 7/26/01                                              2,000,671
     1,000    5.30%, 8/1/01                                               1,000,099
              Merita Bank PLC
     7,000    5.26%, 8/1/01                                               7,000,231
              Norddeutsche Landesbank
     1,000    4.96%, 5/22/01                                              1,000,085
                                                                    ---------------
                                                                         88,273,961
-------------------------------------------------------------------------------------
Commercial Paper  46.9%
              Abbey National North America Corp.
     5,000    5.87%, 6/29/01                                              4,927,440
              American Home Products Corp.
     3,000    5.23%, 4/6/01                                               2,997,821
              Bank One Financial Corp.
     5,000    5.00%, 6/8/01                                               4,952,778
              BankAmerica Corp.
    11,000    4.99%, 7/27/01                                             10,821,608
              Banque et Caisse D' Epargne de l'Eta
     1,000    4.76%, 6/25/01                                                988,761

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              BAE Systems Holdings, Inc.
 $  13,000    4.90%, 5/31/01                                        $    12,893,833
              BCI Funding Corp.
     1,000    5.62%, 4/4/01                                                 999,532
     1,000    6.31%, 4/12/01                                                998,072
              BHF Finance, Inc.
     1,000    5.05%, 6/1/01                                                 991,443
              Blue Ridge Asset Funding Corp.
    10,000    4.99%, 4/24/01                                              9,968,119
              Brahms Funding Corp.
     7,000    5.15%, 4/20/01                                              6,980,974
              Centric Capital Corp.
     1,826    5.32%, 4/10/01                                              1,823,571
              Citicorp
     1,500    5.05%, 4/26/01                                              1,494,740
              CXC, Inc.
     9,000    4.94%, 6/8/01                                               8,916,020
              Danske Corp.
     5,000    5.47%, 4/30/01                                              4,977,968
     2,000    4.76%, 6/29/01                                              1,976,464
              Den Norske Bank ASA
     4,000    5.87%, 6/25/01                                              3,944,561
              Deutsche Telecom AG
     2,000    5.50%, 4/2/01                                               1,999,694
              Enterprise Funding Corp.
     2,412    5.17%, 7/31/01                                              2,370,087
              Falcon Asset Securitization Corp.
     3,376    4.95%, 4/20/01                                              3,367,180
              Forrestal Funding Master Trust
     4,000    5.36%, 4/27/01                                              3,984,516
     3,000    4.79%, 6/15/01                                              2,970,063
     1,000    4.82%, 6/19/01                                                989,423
              Fortis Funding LLC
     2,000    4.96%, 6/1/01                                               1,983,191
              GE Capital International Funding
     6,000    5.30%, 5/7/01                                               5,968,200
     8,000    4.45%, 9/21/01                                              7,828,922

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              General Electric Capital Corp.
 $   7,000    5.28%, 5/2/01                                         $     6,968,173
     2,000    5.08%, 5/3/01                                               1,990,969
              Homeside Lending, Inc.
     1,000    4.85%, 5/14/01                                                994,207
              International Nederlander US Fund
    10,000    4.94%, 6/5/01                                               9,910,806
              Intrepid Funding Master Trust
     2,714    5.30%, 5/4/01                                               2,700,814
              Landes Scheswig-Holstein Giroze
     1,000    4.87%, 5/8/01                                                 994,995
     1,000    4.72%, 6/19/01                                                989,642
              Lone Star Funding LLC
     6,000    5.62%, 4/18/01                                              5,984,077
     2,537    4.93%, 6/15/01                                              2,510,943
              Market Street Funding Corp.
     2,000    4.95%, 4/18/01                                              1,995,325
              Morgan Stanley Dean Witter & Co.
     9,859    5.06%, 4/27/01                                              9,822,971
              Nationwide Building Society
     3,000    6.17%, 4/3/01                                               2,998,972
              New Center Asset Trust
     2,000    4.82%, 6/13/01                                              1,980,452
              PNC Funding Corp.
     1,000    5.06%, 4/20/01                                                997,329
              Restructured Asset Securities Insurance
     6,000    5.21%, 4/13/01(b)                                           6,000,000
              Robert Bosch Finance Corp.
     6,000    4.98%, 4/20/01                                              5,984,230
              SanPaolo U.S. Finance Company
     3,000    5.08%, 4/16/01                                              2,993,650
     5,000    4.92%, 4/18/01                                              4,988,383
     2,000    5.88%, 6/29/01                                              1,970,927
              Santander Central Hispano Finance
     4,000    5.19%, 6/29/01                                              3,948,677

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Schering Corp.
 $   1,000    5.10%, 5/1/01                                         $       995,750
              Sheffield Receivables Corp.
    10,000    5.00%, 4/10/01                                              9,987,500
              Societe Generale North America, Inc.
     2,000    4.97%, 6/5/01                                               1,982,053
              Swedbank, Inc.
     7,810    4.80%, 5/30/01                                              7,748,561
              Sweetwater Capital Corp.
     6,346    4.95%, 4/11/01                                              6,337,274
     2,023    4.80%, 6/20/01                                              2,001,421
              Thunder Bay Funding Inc.
     1,000    5.05%, 4/16/01                                                997,896
              Toyota Motor Credit Corp.
     5,373    5.10%, 5/11/01                                              5,342,553
              Unilever Capital Corp.
    12,000    5.11%, 6/7/01(b)                                           12,000,978
              Variable Funding Capital Corp.
     3,361    5.09%, 4/20/01                                              3,351,971
              Volkswagon of America, Inc.
    10,187    5.07%, 4/16/01                                             10,165,480
                                                                    ---------------
                                                                        249,751,960
-------------------------------------------------------------------------------------
Loan Participations  0.9%
              Axa Financial, Inc.
     2,000    5.57%, 4/23/01(c)                                           2,000,000
     1,000    5.60%, 4/23/01(c)                                           1,000,000
              Verizon Global Funding Corp.
     2,000    5.25%, 4/30/01(c)                                           2,000,000
                                                                    ---------------
                                                                          5,000,000
-------------------------------------------------------------------------------------
U.S. Government Agency  3.6%
              Federal Home Loan Bank
     3,414    5.22%, 4/25/01                                              3,402,119
     5,000    5.07%, 6/27/01                                              4,938,738
              Federal Home Loan Bank, M.T.N.
    10,000    4.65%, 4/5/01(b)                                            9,999,758

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Federal Home Loan Mortgage Corp.
 $   1,000    5.25%, 2/8/02                                         $       999,828
                                                                    ---------------
                                                                         19,340,443
-------------------------------------------------------------------------------------
Other Corporate Obligations  19.8%
              Associates Corp. of North America
     8,000    6.44%, 4/3/01(b)                                            8,002,436
              Bank America Corp.
     2,000    5.21%, 4/16/01                                              1,999,695
              Bank One Corp., M.T.N.
     1,400    5.16%, 6/18/01(b)                                           1,401,260
     6,000    5.47%, 5/21/01(b)                                           6,003,844
              Bishops Gate Residential Mortgage Trust
     2,000    5.20%, 5/1/01(b)                                            2,000,000
              CIT Group, Inc., M.T.N.
     5,000    5.59%, 4/16/01(b)                                           4,997,990
              GE Capital Assurance Company
     3,000    5.06%, 4/20/01(c)                                           3,000,000
              Goldman Sachs Group Inc., M.T.N.
    17,000    5.18%, 6/15/01(b)                                          17,000,000
              J.P. Morgan Chase, M.T.N.
     2,000    5.64%, 4/26/01(b)                                           2,000,144
              Merrill Lynch & Co., Inc., M.T.N.
     7,000    5.17%, 4/11/01(b)                                           6,997,827
     6,000    5.49%, 5/9/01                                               6,003,169
     2,000    5.61%, 5/1/01(b)                                            2,001,931
     7,000    5.79%, 5/8/01(b)                                            7,023,206
              Morgan Stanley Dean Witter & Co., M.T.N.
     6,000    5.72%, 4/30/01(b)                                           6,009,187
     9,000    5.19%, 4/16/01(b)                                           9,000,000
              Peoples Gas Light & Coke Co.
     1,000    5.19%, 6/13/01(b)                                           1,000,000
              Security Life of Denver
     9,000    5.72%, 4/12/01(c)                                           9,000,000
              Short Term Repack Asset Trust
     4,000    5.09%, 4/18/01(c)                                           4,000,000

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       Liquid Assets Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Strategic Money Market Trust 2000
 $   1,000    5.04%, 6/13/01(b)                                     $     1,000,000
              Travelers Insurance Co.
     3,000    5.74%, 4/6/01(c)                                            3,000,000
              United of Omaha Life Insurance Co.
     1,000    5.24%, 6/5/01(b)(c)                                         1,000,000
              Wells Fargo & Co., M.T.N.
     2,000    4.88%, 6/19/01(b)                                           1,999,687
     1,000    5.71%, 4/26/01(b)                                           1,001,754
                                                                    ---------------
                                                                        105,442,130
              Total Investments  100.8%
               (amortized cost $536,830,265(a))                         536,830,265
              Liabilities in excess of other assets  (0.8%)              (3,995,455)
                                                                    ---------------
              Net Assets  100%                                      $   532,834,810
                                                                    ---------------
                                                                    ---------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or on the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $25,000,000. The aggregate value of $25,000,000 is approximately 4.7% of net assets.
AG--Aktiengesellschaft (German Stock Company).
M.T.N.--Medium Term Note.
NV--Naamloze Vennootschap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SpA--Societa per Azione (Italian Corporation).
    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund

             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd. The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2001 was as follows:

Commercial Banks.....................................................    46.9%
Asset Backed Securities..............................................    12.6
Security Brokers & Dealers...........................................    12.0
Bank Holding Companies...............................................     5.4
Business Credit (Finance)............................................     5.2
Federal Credit Agencies..............................................     3.6
Life Insurance.......................................................     3.6
Motor Vehicles.......................................................     2.9
Aircrafts............................................................     2.3
Food & Kindred Products..............................................     2.2
Personal Credit Institutions.........................................     1.5
Electric & Equip. Computer...........................................     1.1
Pharmaceutical.......................................................     0.7
Telephone & Communications...........................................     0.4
Mortgage Bankers.....................................................     0.2
Natural Gas Distribution.............................................     0.2
                                                                        -----
                                                                        100.8%
Liabilities in excess of other assets................................    (0.8)
                                                                        -----
                                                                        100.0%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       Liquid Assets Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   March 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $536,830,265
Cash                                                                         388
Receivable for Fund shares sold                                       15,049,804
Interest receivable                                                    2,850,599
Prepaid expenses and other assets                                          1,073
                                                                   --------------
      Total assets                                                   554,732,129
                                                                   --------------
LIABILITIES
Payable for Fund shares reacquired                                    21,132,655
Dividends payable                                                        678,238
Accrued expenses                                                          86,426
                                                                   --------------
      Total liabilities                                               21,897,319
                                                                   --------------
NET ASSETS                                                          $532,834,810
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value              $      5,328
   Paid-in capital in excess of par                                  532,829,482
                                                                   --------------
Net assets, March 31, 2001                                          $532,834,810
                                                                   --------------
                                                                   --------------
Net asset value, offering and redemption price per share
   ($532,834,810 / 532,834,810 shares of beneficial interest
   issued and outstanding)                                                 $1.00
                                                                   --------------
                                                                   --------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                  March 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $15,476,287
                                                                 -----------------
Expenses
   Management fee                                                       142,109
   Transfer agent's fees and expenses                                   174,000
   Registration fees                                                     45,000
   Custodian's fees and expenses                                         40,000
   Reports to shareholders                                               24,000
   Audit fee                                                             13,000
   Legal fees and expenses                                                5,000
   Trustees' fees and expenses                                            5,000
   Miscellaneous                                                            601
                                                                 -----------------
      Total expenses                                                    448,710
                                                                 -----------------
Net investment income                                                15,027,577
                                                                 -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             24,196
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,051,773
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

       Cash Accumulation Trust       Liquid Assets Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months               Year
                                                   Ended                Ended
                                              March 31, 2001      September 30, 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    15,027,577      $     25,135,150
   Net realized gain on investment
      transactions                                     24,196                 4,468
                                              ---------------     ------------------
   Net increase in net assets resulting
      from operations                              15,051,773            25,139,618
                                              ---------------     ------------------
Dividends and distributions (Note 1)              (15,051,773)          (25,139,618)
                                              ---------------     ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                2,670,747,079         5,226,968,463
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                14,669,949            24,658,865
   Cost of shares reacquired                   (2,641,388,826)       (5,157,432,481)
                                              ---------------     ------------------
   Net increase in net assets from Fund
      share transactions                           44,028,202            94,194,847
                                              ---------------     ------------------
   Total increase                                  44,028,202            94,194,847
NET ASSETS
Beginning of period                               488,806,608           394,611,761
                                              ---------------     ------------------
End of period                                 $   532,834,810      $    488,806,608
                                              ---------------     ------------------
                                              ---------------     ------------------

    16                                     See Notes to Financial Statements

       Cash Accumulation Trust       Liquid Assets Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each fund in the
Trust is treated as a separate tax paying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.
                                                                          17

       Cash Accumulation Trust       Liquid Assets Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management Inc ('PIM').

      Under the management agreement, PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2001, the management costs were
 .06% of the Fund's average daily net assets.
      The Trust has a distribution agreement with Prudential Investment

Management Services LLC ('PIMS'). No distribution or service fees are paid to PIMS as distributor of the Fund.

      PIFM, PIC, PIM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended March 31, 2001, the Fund incurred fees of approximately $173,800 for the services of PMFS. As of March 31, 2001, $33,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    18

       Cash Accumulation Trust       Liquid Assets Fund
             Financial Highlights (Unaudited)

                                                                                    December 22,
                              Six Months Ended      Year Ended September 30,       1997(a) through
                                 March 31,         ---------------------------      September 30,
                                    2001             2000            1999               1998
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
of period                         $   1.00         $   1.00        $   1.00           $    1.00
                              ----------------     --------     --------------     ---------------
Net investment income and
   net realized gains                  .03              .06             .05                 .04
Dividends and
   distributions to
   shareholders                       (.03)            (.06)           (.05)               (.04)
                              ----------------     --------     --------------     ---------------
Net asset value, end of
   period                         $   1.00         $   1.00        $   1.00           $    1.00
                              ----------------     --------     --------------     ---------------
                              ----------------     --------     --------------     ---------------
TOTAL RETURN:(b)                      3.12%            6.15%           5.05%               4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000)                          $532,835         $488,807        $394,612           $ 441,944
Average net assets (000)          $487,824         $417,161        $386,144           $ 374,141
Ratios to average net
assets:
   Expenses                            .18%(c)          .24%            .27%                .21%(c)
   Net investment income              6.18%(c)         6.03%           4.94%               5.53%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
    See Notes to Financial Statements                                     19

Cash Accumulation Trust    Liquid Assets Fund

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                         www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

-------------------------------------
Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

-------------------------------------
Cusip Number  147541502

-------------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF175E2  147541502

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  MARCH 31, 2001

Cash Accumulation Trust/
National Money Market Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE

The National Money Market Fund (the Fund)--one of two series of Cash Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

      (GRAPH)
             www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                            As of 3/31/01

                                     7-Day           Net Asset       Weighted Avg.       Net Assets
                                   Current Yld.      Value (NAV)       Mat. (WAM)        (Millions)
National Money Market Fund           4.68%              $1.00           51 Days             $424
iMoneyNet, Inc. (1st & 2nd Tier-
General Purpose-Retail) Average*     4.60%              $1.00           55 Days             N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. (1st & 2nd Tier-General Purpose-Retail) Average category as of March 27, 2001, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money Market Fund

                          (GRAPH)

(LOGO)                         May 11, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended March 31, 2001 underscore the importance of having a diversified portfolio of investments. A money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that might help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet. Not surprisingly, this shift occurred during a time of heightened economic uncertainty in which the Federal Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of money market securities, the Money Market sector team made decisions that helped the Fund realize a higher seven-day current yield than its benchmark iMoneyNet Average throughout the six-month reporting period. The Fund also maintained its $1 per share NAV.

We discuss conditions in the money markets and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust             National Money Market Fund

       Semiannual Report  March 31, 2001

INVESTMENT ADVISER'S REPORT

Two of the most important developments that affected the money markets during our fiscal half-year that began October 1, 2000 were the Fed's efforts to prevent an economic downturn in the United States and a sell-off in stocks that sent many investors seeking refuge in money market funds.

Early in our reporting period, the Fed initially held short-term interest rates steady due to continued evidence that its most recent round of rate hikes was slowing economic growth to a more sustainable pace. Although the central bank still maintained its bias in favor of hiking rates, many investors believed there would be no further rate increases during this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

MONEY MARKETS RALLIED
As it turned out, the economy weakened dramatically in the autumn of 2000, dragged down by previous rate hikes, higher energy prices, and stock market volatility. Deteriorating economic conditions fueled speculation that the Fed might cut rates to stimulate the economy, which drove yields on money market securities lower (and their prices higher).

We bought commercial paper maturing in one or two months during October 2000. Our purchases positioned the Fund's weighted average maturity (WAM) shorter than that of the average comparable fund, as measured by iMoneyNet. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a fund.) This strategy allowed us to reinvest proceeds from the matured commercial paper into two-month and three-month securities that were issued from mid-November through December 2000. Corporations anxious to borrow money over year-end had issued them with relatively attractive yields. Investing in these securities during the final few months of 2000 proved to be a good move for the Fund because money market yields declined sharply as our reporting period continued.

Cash Accumulation Trust    National Money Market Fund

        Semiannual Report  March 31, 2001

SHIFTING TO A BIAS IN FAVOR OF CUTTING RATES
The trend toward lower money market yields began to accelerate in late December 2000 after the Fed announced it was considering reducing short-term rates to revitalize the sagging economy. In reaction to this news, yields on securities maturing in one year slid sharply below yields on three-month securities, an anomaly known as an inverted money market yield curve. This development dashed our hopes of buying attractively priced one-year securities toward the end of 2000. Instead, we purchased securities maturing in six months in January 2001. We later shifted our emphasis primarily to three-month securities because they offered better relative value as money market yields fell sharply during the first quarter of 2001.

Despite the Fed's previous announcement, the central bank surprised financial markets on January 3, 2001 by moving between its regularly scheduled meetings and cutting the federal funds rate (what U.S. banks charge each other for overnight loans) by one-half of a percentage point to 6.00%. The Fed reduced the federal funds rate by the same amount on January 31 and March 20, which, taken together, left the rate at 5.00%. These rate cuts drove money market yields lower, as did investors pouring cash into money market funds amid the deepening woes in the stock market. By late March, total assets in U.S. money market funds had topped $2 trillion for the first time in history, according to the Money Fund Report.

LOOKING AHEAD
The Fed surprised investors again by lowering the federal funds rate to 4.50% on April 18. We expect another half-point rate cut when the Fed meets on May
15. The full effect of the central bank's latest moves will not be felt by the economy for months. However, recent reports showing resiliency in the consumer, housing, and auto sectors point to a potential pick-up in the economy late in the year. If data in coming months indicates that a nascent economic recovery is underway, the Fed may decide sooner rather than later to stop easing monetary policy.

Cash Accumulation Trust/National Money Market Fund Management Team

Cash Accumulation Trust         National Money Market Fund

        Semiannual Report  March 31, 2001

Financial
  Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  6.6%
              Comerica Bank N.A.
 $   8,200    5.02%, 6/19/01(a)                                      $    8,199,480
     3,000    5.29%, 7/6/01(a)                                            3,000,045
     4,000    Lasalle National Bank of Chicago
                 5.70%, 7/5/01                                            4,000,000
     3,000    National City Bank
                 6.98%, 8/2/01(a)                                         3,020,158
    10,000    PNC Bank N.A.
                 5.93%, 4/20/01                                          10,002,882
                                                                     --------------
                                                                         28,222,565
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  0.7%
     2,834    First Union National Bank
                 7.35%, 5/15/01(a)                                        2,836,273
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  0.9%
     2,000    BNP Paribus
                 5.37%, 7/30/01                                           2,000,640
     2,000    Landesbank Baden-Wurttemberg
                 5.77%, 4/9/01                                            2,000,069
                                                                     --------------
                                                                          4,000,709
-------------------------------------------------------------------------------------
Certificates Of Deposit - Yankee  3.8%
     3,000    Dexia Bank
                 4.87%, 5/21/01                                           3,000,041
     5,000    Merita Bank PLC
                 5.26%, 8/1/01                                            5,000,165
     8,000    UBS AG
                 7.00%, 7/18/01                                           7,999,552
                                                                     --------------
                                                                         15,999,758
-------------------------------------------------------------------------------------
Commercial Paper  56.6%
     6,000    Deutsche Bank Financial, Inc.
                 5.15%, 7/17/01                                           5,908,158

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
 $   4,522    Abbey National North America Corp.
                 5.16%, 7/10/01                                      $    4,457,185
     8,035    Aegon Funding Corporation
                 5.25%, 4/18/01                                           8,015,080
     2,000    American Home Products Corp.
                 5.23%, 4/6/01                                            1,998,547
              Banque Et Caisse D Epargne
    10,000    6.38%, 4/9/01                                               9,985,822
     4,097    4.97%, 6/1/01                                               4,062,498
     3,000    BHF Finance, Inc.
                 5.05%, 6/1/01                                            2,974,329
     4,518    Black Forest Funding Corp.
                 5.31%, 4/9/01                                            4,512,669
     4,550    Blue Ridge Asset Funding Corp.
                 5.08%, 4/19/01                                           4,538,443
     6,000    Brahms Funding Corp.
                 5.15%, 4/20/01                                           5,983,692
     4,000    British Aerospace
                 4.90%, 5/31/01                                           3,967,333
     5,000    CBA (Delaware) Finance, Inc.
                 5.19%, 6/5/01                                            4,953,146
              Citicorp
     5,000    5.05%, 4/26/01                                              4,982,465
     6,000    5.05%, 5/14/01                                              5,963,808
     3,000    Commerzbank U.S. Finance, Inc.
                 4.59%, 9/19/01                                           2,934,592
     7,000    CXC, Inc.
                 5.15%, 4/24/01                                           6,976,968
     2,000    Den Norske Bank
                 5.87%, 6/25/01                                           1,972,281
     6,000    Dover Corp.
                 5.10%, 4/12/01                                           5,990,650
     4,482    Dresdner U.S. Finance Inc.
                 5.30%, 6/11/01                                           4,435,151
     3,497    Enterprise Funding Corp.
                 4.91%, 5/31/01                                           3,468,383

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
 $   2,000    Equitable Resources Inc.
                 5.07%, 4/12/01                                      $    1,996,902
    11,120    Falcon Asset Securitization Corp.
                 5.10%, 5/7/01(a)                                        11,063,288
     6,000    Forrestal Funding Master Trust
                 5.20%, 4/19/01                                           5,984,400
     4,500    General Electric Capital Corp.
                 5.13%, 6/6/01                                            4,457,677
    12,000    General Electric Capital Service
                 5.28%, 5/7/01                                           11,936,640
     8,000    Intrepid Funding Master Trust
                 4.85%, 5/25/01                                           7,941,800
     1,000    Landesbank Scheswig-Holstein Girozentrale
                 4.87%, 5/8/01                                              994,995
     3,000    Morgan Stanley Dean Witter & Co.
                 4.45%, 9/24/01                                           2,934,733
     1,000    National Rural Utilities
                 5.36%, 4/11/01                                             998,511
     4,000    Paribas Finance Inc.
                 4.96%, 6/7/01                                            3,963,075
     5,765    PPG Industries
                 5.15%, 4/5/01                                            5,761,701
              SanPaolo U.S. Financial Co.
     3,366    6.10%, 6/4/01                                               3,329,498
     2,000    5.88%, 6/29/01                                              1,970,927
     3,000    4.50%, 9/13/01                                              2,938,125
              Santander Central Hispano Finance (Delaware), Inc.
     3,000    4.96%, 5/29/01                                              2,976,027
     5,000    5.19%, 6/29/01                                              4,935,846
     4,000    Sheffield Receivables Corporation
                 5.15%, 4/2/01                                            3,999,428
     1,550    5.43%, 4/3/01                                               1,549,532
     1,000    Societe Generale North America, Inc.
                 4.85%, 7/11/01                                             986,393

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
 $  10,000    Sony Capital Corporation
                 5.16%, 4/4/01                                       $    9,995,700
     2,045    Svenska Handelsbanken, Inc.
                 5.15%, 6/29/01                                           2,018,963
              Swedbank
     2,700    5.20%, 5/30/01                                              2,676,990
    10,000    5.03%, 8/1/01                                               9,829,539
     4,900    4.65%, 8/6/01                                               4,819,620
              Sweetwater Capital
     1,423    5.15%, 4/25/01                                              1,418,114
     3,209    4.77%, 6/22/01                                              3,174,134
     1,562    4.77%, 6/26/01                                              1,544,201
              Telstra Corp., Ltd.
     1,500    6.22%, 4/26/01                                              1,493,521
     8,500    5.33%, 6/29/01                                              8,387,996
              Triple A One Funding Corp.
     3,000    5.04%, 4/9/01                                               2,996,640
     6,000    5.06%, 4/16/01                                              5,987,350
     1,100    UBS Finance Delaware, LLC
                 4.95%, 8/8/01                                            1,080,489
     6,000    Variable Funding Capital Corp.
                 5.05%, 4/5/01                                            5,996,633
                                                                     --------------
                                                                        240,220,588
-------------------------------------------------------------------------------------
Loan Participations  0.5%
              Axa Financial
     1,000    5.57%, 4/23/01                                              1,000,000
     1,000    5.60%, 4/23/01                                              1,000,000
                                                                     --------------
                                                                          2,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  28.6%
     2,000    American Express Centurion Bank
                 4.95%, 6/22/01(a)                                        1,999,865

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Associates Corporation of North America, M.T.N.
 $   1,600    6.75%, 7/15/01                                         $    1,605,098
     3,400    7.50%, 4/15/02                                              3,497,383
     4,000    Australia - New Zealand Banking
                 5.37%, 11/2/01(a)                                        3,999,254
     1,700    Bank of America N.A.
                 5.0125%, 12/18/01(a)                                     1,701,037
    11,000    Bank One N.A.
                 5.18%, 9/20/01(a)                                       11,008,583
     1,000    Bishops Gate Residential Mortgage Trust 2001-1-ABS
                 5.20375%, 3/20/02                                        1,000,000
              CIT Group Inc.
     5,000    5.03%, 6/6/01(a)                                            4,999,560
     2,000    5.59%, 7/16/01(a)                                           1,999,196
     1,000    Citigroup Inc.
                 9.50%, 3/1/02                                            1,038,775
     2,000    Comerica Bank N.A.
                 5.225%, 6/7/01(a)                                        1,999,890
     1,000    First Union National
                 5.44%, 5/10/01                                             999,959
     5,000    Fleet National Bank
                 5.09%, 2/19/02(a)                                        5,000,865
     5,000    Fleetboston Financial Corp.
                 5.47%, 8/24/01                                           5,002,618
     3,000    General Electric Capital Corp., M.T.N.
                 5.92%, 4/3/01                                            2,999,865
    17,000    Goldman Sachs Group, Inc.
                 5.18%, 3/15/02(a)                                       17,000,000
              Merrill Lynch & Co., Inc.
    13,000    5.61%, 11/1/01(a)                                          13,007,829
     3,000    5.03%, 12/10/01(a)                                          3,000,000
     2,000    5.79%, 2/8/02(a)                                            2,006,630

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter & Co.
 $   8,000    5.19%, 8/15/01(a)                                      $    8,000,000
     1,000    5.72%, 1/28/02(a)                                           1,001,642
     2,400    5.83%, 4/15/02(a)                                           2,403,257
     5,000    National City Bank
                 5.51%, 8/1/01                                            5,000,387
     5,000    Restructured Asset Securities Enhanced Return
                 00-15MM-ABS
                 5.21%, 9/13/01                                           5,000,000
     1,000    Strategic Money Market Trust
                 5.04%, 12/13/01                                          1,000,000
     3,000    Strats Trust
                 5.09%, 8/20/01                                           3,000,000
    11,000    Unilever Capital Corp.
                 5.11%, 9/7/01(a)                                        11,000,106
     1,000    United Omaha Life Insurance
                 5.24%, 12/4/01(a)                                        1,000,000
                                                                     --------------
                                                                        121,271,799
-------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Backed Security  2.4%
              Federal Home Loan Banks
    10,000    4.65%, 4/4/01                                               9,999,758
              Total Investments  100.1%
                 (amortized cost $424,551,450(b))                       424,551,450
              Liabilities in excess of other assets  (0.1%)                (559,166)
                                                                     --------------
              Net Assets  100%                                       $  423,992,284
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
M.T.N.--Medium Term Note.
PLC--Public Limited Company (British Corporation).
LLC--Limited Liability Company.
ABS--Asset Backed Securities.
    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2001 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2001 was as follows:

Commercial Banks                                                  45.8%
Asset-Backed Securities                                           13.5
Financial Services                                                11.7
S/T Business Credit                                                6.6
BHC US                                                             3.8
Insurance                                                          2.8
Food & Kindred Products                                            2.6
Federal Credit Agencies                                            2.4
Phono Records, Tape, Disk                                          2.4
Telecommunications                                                 2.3
Construction                                                       1.5
Paints, Varnishes                                                  1.4
Personal Credit Institute                                          1.2
Aviation                                                           0.9
Pharmaceutical                                                     0.5
Oil & Gas Equipment & Services                                     0.5
                                                                 -----
                                                                  99.9
Other assets in excess of liabilities                              0.1
                                                                 -----
                                                                 100.0%
                                                                 -----
                                                                 -----
    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   March 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $424,551,450
Cash                                                                         346
Receivable for Fund shares sold                                       10,390,036
Interest receivable                                                    2,029,794
Prepaid expenses                                                          77,806
                                                                   --------------
      Total assets                                                   437,049,432
                                                                   --------------
LIABILITIES
Payable for Fund shares repurchased                                   12,102,264
Dividends payable                                                        491,475
Accrued expenses                                                         288,056
Management fee payable                                                   132,774
Distribution fee payable                                                  42,579
                                                                   --------------
      Total liabilities                                               13,057,148
                                                                   --------------
NET ASSETS                                                          $423,992,284
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value              $      4,239
   Paid-in capital in excess of par                                  423,988,045
                                                                   --------------
Net assets, March 31, 2001                                          $423,992,284
                                                                   --------------
                                                                   --------------
Net asset value, offering price and redemption price per share
   ($423,992,284 / 423,992,284 shares of beneficial interest
   issued and outstanding)                                                 $1.00
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 12,735,981
                                                                   --------------
Expenses
   Management fee                                                        778,264
   Distribution fee                                                      199,555
   Transfer agent's fees and expenses                                    135,000
   Registration fees                                                      67,000
   Custodian's fees & expenses                                            34,000
   Reports to shareholders                                                25,000
   Audit fee                                                              14,000
   Legal fees and expenses                                                 8,000
   Trustees' fees                                                          7,000
   Miscellaneous                                                           2,954
                                                                   --------------
      Total expenses                                                   1,270,773
                                                                   --------------
Net investment income                                                 11,465,208
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              12,708
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 11,477,916
                                                                   --------------
                                                                   --------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended              Ended
                                               March 31, 2001    September 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    11,465,208    $     21,796,103
   Net realized gain on investment
      transactions                                      12,708               2,730
                                               ---------------   ------------------
   Net increase in net assets resulting from
      operations                                    11,477,916          21,798,833
                                               ---------------   ------------------
Dividends and distributions to shareholders
   (Note 1)                                        (11,477,916)        (21,798,833)
                                               ---------------   ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                 1,750,746,164       3,980,580,744
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   11,122,437          21,374,486
   Cost of shares reacquired                    (1,719,712,642)     (4,023,684,617)
                                               ---------------   ------------------
Net increase (decrease) in net assets from
Fund share transactions                             42,155,959         (21,729,387)
                                               ---------------   ------------------
Total increase (decrease)                           42,155,959         (21,729,387)
NET ASSETS
Beginning of period                                381,836,325         403,565,712
                                               ---------------   ------------------
End of period                                  $   423,992,284    $    381,836,325
                                               ---------------   ------------------
                                               ---------------   ------------------

    See Notes to Financial Statements                                     15

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited)

Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each fund in the
Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      The cost of the portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends and Distributions:    All of the Fund's net investment income
and net realized short-term capital gains or losses, if any, are declared as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. The Fund does not expect to realize long-term capital gains or losses. Payment of dividends is made monthly.
    16

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The Subadvisory Agreement provides that PIC will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIC is obligated to keep certain books and records of the Fund. Effective March 31, 2001 PIC changed its name to Prudential Investment Management, Inc. ('PIM'). PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and
 .325% of the Fund's average daily net assets in excess of $2 billion.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PIFM, PIM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('the Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended March 31, 2001, the Fund incurred fees of approximately $125,000 for the services of PMFS. As of March 31, 2001, approximately $21,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                   --------------
Net investment income                                                     0.02
Dividends and distributions to shareholders                              (0.02)
                                                                   --------------
Net asset value, end of period                                        $   1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a)                                                           2.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $423,992
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.64%
   Expenses, excluding distribution and service (12b-1) fees              0.54%
   Net investment income                                                  5.75%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited) Cont'd.

                     Year Ended September 30,
------------------------------------------------------------------
  2000         1999         1998         1997         1996
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
    0.06         0.05         0.05         0.05         0.05
   (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
     5.7%         4.6%         5.2%         5.0%         5.0%
$381,836     $403,566     $507,288     $702,003     $652,327
    0.68%        0.68%        0.62%        0.65%        0.69%
    0.58%        0.58%        0.52%        0.55%        0.59%
    5.55%        4.56%        5.05%        4.89%        4.86%

    See Notes to Financial Statements                                     19

Cash Accumulation Trust         National Money Market Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

             www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
-------------------------------------
Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

-------------------------------------
Cusip Number  147541106

-------------------------------------
The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF178E2  147541106

(LOGO) Printed on Recycled Paper